        AIM   GLOBAL TRENDS   FUND
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        AIM Global Trends Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        MAY 3, 1999

                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.



[AIM LOGO APPEARS HERE]           INVEST WITH DISCIPLINE--Registered Trademark--

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      2
- - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       3
- - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          3

Performance Table                             3

FEE TABLE AND EXPENSE EXAMPLE                 4
- - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     4

Expense Example                               4

FUND MANAGEMENT                               6
- - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   6

Advisor Compensation                          6

Portfolio Managers                            6

OTHER INFORMATION                             6
- - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 6

Dividends and Distributions                   6

FINANCIAL HIGHLIGHTS                          7
- - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                      A-1

Purchasing Shares                           A-3

Redeeming Shares                            A-4

Exchanging Shares                           A-6

Pricing of Shares                           A-7

Taxes                                       A-8

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                             AIM GLOBAL TRENDS FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

THE FUND

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing, normally, substantially all of its assets in the following "theme funds": AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, and AIM Global Telecommunications Fund.

  The advisor allocates the fund's assets among the theme funds according to the industry weighting of the companies composing the Morgan Stanley Capital International (MSCI) All Country World Index, which is a broad unmanaged index of global stock prices in 38 industry sectors. After assessing which theme funds can invest, as part of their primary focus, in each of these industries, the advisor invests the fund's assets in the theme funds based upon the percentage weight assigned to each industry. Because this weighting changes over time, the advisor rebalances the fund's assets at least semi-annually. In addition, the advisor invests money in, and satisfies redemption requests by redeeming shares of, each theme fund according to the MSCI weighting as of the last business day of the preceding month.

  As of April 1, 1999, the fund's assets were allocated as follows:

Consumer Products and Services Fund  31.25%
Financial Services Fund              20.06%
Health Care Fund                     11.09%
Infrastructure Fund                  15.91%
Resources Fund                        9.70%
Telecommunications Fund              12.00%

  For cash management purposes, the fund may hold all or a portion of its assets in cash or money market instruments. As a result, the fund may not achieve its investment objective.

  If the fund's Board of Trustees determines that it is in the best interests of the fund and its shareholders, the fund may redeem its investment in the theme funds.

THE THEME FUNDS

The investment objective of each theme fund is long-term growth of capital.

  The theme fund considers a company to be in a particular industry if it (1) derives at least 50% of either its revenues or earnings from activities related to that industry; or (2) devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year.

  AIM Global Consumer Products and Services Fund invests all of its investable assets in the Global Consumer Products and Services Portfolio, which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign consumer products and services companies, which include companies that manufacture, market, retail, or distribute consumer products and goods and services related to entertainment, publishing, sports, and media, or that supply goods and services to such companies.

  AIM Global Resources Fund invests all of its investable assets in the Global Resources Portfolio, which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign natural resource companies, which include companies that own, explore, or develop natural resources and other basic commodities (such as foodstuffs) or supply goods and services to such companies.

  AIM Global Infrastructure Fund invests all of its investable assets in the Global Infrastructure Portfolio, which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign infrastructure companies, which include companies that design, develop, or provide products and services significant to a country's infrastructure, such as transportation systems, communications equipment and services, and energy sources.

  AIM Global Financial Services Fund invests all of its investable assets in the Global Financial Services Portfolio, which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign financial services companies, which include commercial banks, insurance brokerages, securities brokerages, investment banks, leasing companies, and real estate-related companies.

  AIM Global Health Care Fund normally invests at least 65% of its total assets in equity securities of domestic and foreign health care companies, which include companies that design, manufacture, or sell products or services used for or in connection with health care or medicine.

  AIM Global Telecommunications Fund normally invests at least 65% of its total assets in equity securities of domestic and foreign telecommunications companies, which include companies that develop, manufacture, or sell communications services and equipment, computer and electronic components and equipment, mobile communications, and broadcasting.

  Starting June 1, 1999, the AIM Global Telecommunications Fund's name will be changed to "AIM Global Telecommunications and Technology Fund" to reflect better its principal strategies. The fund seeks to meet its objective by investing at least 65% of its total assets in equity securities of domestic and foreign telecommunications and technology companies. Such companies include those that develop, manufacture, or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications and broadcasting.

  The remainder of each theme fund's assets may be invested in debt securities issued by companies in the theme fund's respective industry and/or equity and debt securities of companies outside of the industry that the theme fund's portfolio managers believe stand to benefit from developments in that industry.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES (continued)
--------------------------------------------------------------------------------

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, a theme fund may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currency or multinational currency units), money market instruments, or high-quality debt securities. As a result, the theme fund may not achieve its investment objective.

  Each theme fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a theme fund or portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

  If a theme fund's Board of Trustees determines that it is in the best interests of the fund and its shareholders, that theme fund may redeem its investment in its portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the theme funds invest. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

  Because each theme fund focuses its investments in a particular industry, an investment in a theme fund may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. The value of the shares of each theme fund will be especially susceptible to factors affecting the industry in which it focuses. In particular, each of the industries is subject to governmental regulation that may have a material effect on the products and services offered by companies in that industry.

  Foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or tax policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers of securities in which the theme funds invest.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            ------------------------
                             AIM GLOBAL TRENDS FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                  ANNUAL
YEAR                              TOTAL
ENDED                             RETURNS
-----                             -------

12/31/98                           9.37%

  During the period shown in the bar chart, the highest quarterly return was 19.49% (quarter ended December 31, 1998) and the lowest quarterly return was -17.89% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


                         AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                SINCE        INCEPTION
December 31, 1998)                      1 YEAR      INCEPTION        DATE
------------------------------------------------------------------------------
Class A                                 4.18%          1.07%        09/15/97
Class B                                 3.83           1.35         09/15/97
Class C                                   --           7.94         01/02/98
MSCI All Country World Index(1)        21.72          17.12(2)      08/31/97(2)
-------------------------------------------------------------------------------

(1) The MSCI All Country World Index measures the performance of securities listed on the major world stock exchanges of 48 countries, including both developed and emerging countries.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)          CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)            4.75%      None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)  5.00%    1.00%
---------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             CLASS A   CLASS B   CLASS C
-------------------------------------------------------------
Management Fees                 None      None      None
Distribution and/or
Service (12b-1) Fees            0.50%     1.00%     1.00%
Other Expenses(2)               None      None      None
Total Annual Fund Operating
Expenses                        0.50      1.00      1.00
-------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) "Other Expenses," including transfer agency, legal and audit fees, and other operating expenses, are borne by the fund's advisor.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $664    $1,058    $1,477     $2,642
Class B    748     1,064     1,506      2,663
Class C    348       764     1,306      2,786
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $664    $1,058    $1,477     $2,642
Class B    248       764     1,306      2,663
Class C    248       764     1,306      2,786
----------------------------------------------


  In addition to the annual fund operating expenses shown above, the fund, as a shareholder in the theme funds, indirectly bears its pro rata share of the fees and expenses incurred by those funds. As a result, the investment returns of the fund reflect the expenses of the theme funds in which it holds shares. Because the fund invests only in Advisor Class shares of the theme funds, it pays no sales charge or 12b-1 distribution or service fees in connection with these investments. The following table shows the expense ratios applicable to Advisor Class shares of the theme funds for their fiscal years ended October 31, 1998.


- - - - - - - - - - - - - - - - - - - - - - - - - -

                                   EXPENSE RATIO
                                    OF ADVISOR
           THEME FUND             CLASS SHARES(1)
-------------------------------------------------
Consumer Products and Services
  Fund                                 1.45%
Financial Services Fund                1.49%
Health Care Fund                       1.34%
Infrastructure Fund                    1.50%
Resources Fund                         1.50%
Telecommunications Fund                1.38%
-------------------------------------------------


(1) The theme funds' advisor has contractually agreed to limit each theme fund's net expenses.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE (continued)
--------------------------------------------------------------------------------

  The following table shows the aggregate expense ratio of each class of the fund based on a weighted average of the expense ratios of Advisor Class shares of the theme funds in which the fund was invested as of October 31, 1998, plus the fund's total operating expenses. These percentages do not necessarily reflect the current allocation of the fund's assets to the theme funds.

AIM GLOBAL TRENDS FUND (INCLUDING THE
FUND'S INDIRECT PRO RATA SHARE OF THE    AGGREGATE
EXPENSES OF THE THEME FUNDS)           EXPENSE RATIO
-----------------------------------------------------
Class A                                    1.95%
Class B                                    2.45%
Class C                                    2.45%
-----------------------------------------------------

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) is responsible for the day-to-day management of AIM Global Trends Fund. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and ensures that the fund's assets are invested in the underlying theme funds according to the formula and predetermined percentages described in the "Investment Objective and Strategies" section of this prospectus.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor receives no compensation for the services it provides to the fund.

PORTFOLIO MANAGERS

The fund is not actively managed and does not have a portfolio manager. The underlying theme funds are actively managed by teams of investment professionals.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Trends Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS
DIVIDENDS

The fund generally declares and pays dividends, if any, annually.
CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                     CLASS A
                                                        -----------------------------------------------------------------
                                                                                                  SEPTEMBER 15,
                                                                                                 (COMMENCEMENT OF
                                                                   YEAR ENDED                     OPERATIONS) TO
                                                              DECEMBER 31, 1998(A)             DECEMBER 31, 1997(A)
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period                              $ 10.63                          $ 11.43
                                                                    -------                          -------
Income from investment operations:
  Net investment income (loss)                                        (0.02)                           (0.01)
  Net realized and unrealized gain (loss) on
    investments                                                        1.01                            (0.31)
                                                                    -------                          -------
    Net increase (decrease) from investment operations                 0.99                            (0.32)
                                                                    -------                          -------
Distributions to shareholders:
  From net investment income                                          (0.02)                              --
  From net realized gain on investments                               (0.14)                              --
  In excess of net investment income                                     --                            (0.48)
                                                                    -------                          -------
    Total distributions                                               (0.16)                           (0.48)
                                                                    -------                          -------
Net asset value, end of period                                      $ 11.46                          $ 10.63
                                                                    =======                          =======
Total investment return(b)                                             9.37%                           (2.68)%(c)
-------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (in 000's)                                $17,822                          $15,145
Ratio of net investment income (loss) to average net
  assets                                                              (0.21)%                          (0.35)%(d)
Ratio of operating expenses to average net assets                      0.50%                            0.50%(d)
Portfolio turnover rate(e)                                               28%                               1%(d)
-------------------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Total investment return does not include sales charges.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                             AIM GLOBAL TRENDS FUND

--------------------------------------------------------------------------------

                                                                   CLASS B                               CLASS C(f)
                                             ---------------------------------------------------   -----------------------
                                                                            SEPTEMBER 15,
                                                                          (COMMENCEMENT OF
                                                   YEAR ENDED              OPERATIONS) TO                YEAR ENDED
                                                  DECEMBER 31,              DECEMBER 31,                DECEMBER 31,
                                                     1998(a)                   1997(a)                     1998(a)
--------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period               $ 10.62                   $ 11.43                     $10.62
                                                     -------                   -------
Income from investment operations:
  Net investment income (loss)                         (0.07)                    (0.02)                     (0.08)
  Net realized and unrealized gain (loss) on
    investments                                         1.00                     (0.32)                      1.00
                                                     -------                   -------                     ------
    Net increase (decrease) from investment
      operations                                        0.93                     (0.34)                      0.92
                                                     -------                   -------                     ------
Distributions to shareholders:
  From net investment income                              --                        --                         --
  From net realized gain on investments                (0.14)                       --                      (0.14)
  In excess of net investment income                      --                     (0.47)                        --
                                                     -------                   -------                     ------
    Total distributions                                (0.14)                    (0.47)                     (0.14)
                                                     -------                   -------                     ------
Net asset value, end of period                       $ 11.41                   $ 10.62                     $11.40
                                                     =======                   =======                     ======
Total investment return(b)                              8.83%                    (2.83)%(c)                  8.94%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (in 000's)                 $25,555                   $19,184                     $  249
Ratio of net investment income (loss) to
  average net assets                                   (0.71)%                   (0.85)%(d)                 (0.71)%
Ratio of operating expenses to average net
  assets                                                1.00%                     1.00%(d)                   1.00%
Portfolio turnover rate(e)                                28%                        1%(d)                     28%
--------------------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Total investment return does not include sales charges.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(f) Commencing January 1, 1998, the fund began offering Class C shares.

                              -------------------
                                 THE AIM FUNDS
                              -------------------

Shareholder Information
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

       AIM Global Trends Fund: If you held Class B shares on May 29,
          1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      A- 1                            MCF--05/99

                              -------------------
                                 THE AIM FUNDS
                              -------------------

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES
-----------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 --------------------------
AMOUNT OF INVESTMENT                AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE  INVESTMENT
-----------------------------------------------------------
             Less than $25,000        5.50%         5.82%
$ 25,000 but less than $50,000        5.25          5.54
$ 50,000 but less than $100,000       4.75          4.99
$100,000 but less than $250,000       3.75          3.90
$250,000 but less than $500,000       3.00          3.09
$500,000 but less than $1,000,000     2.00          2.04
-----------------------------------------------------------

            CATEGORY II INITIAL SALES CHARGES
-----------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 --------------------------
AMOUNT OF INVESTMENT                AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE  INVESTMENT
-----------------------------------------------------------
             Less than $50,000       4.75%         4.99%
$ 50,000 but less than $100,000      4.00          4.17
$100,000 but less than $250,000      3.75          3.90
$250,000 but less than $500,000      2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
-----------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
-----------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 --------------------------
AMOUNT OF INVESTMENT                AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE  INVESTMENT
-----------------------------------------------------------
             Less than $100,000      1.00%         1.01%
$100,000 but less than $250,000      0.75          0.76
$250,000 but less than $1,000,000    0.50          0.50
-----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR

CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

MCF--05/99                             A- 2

                              -------------------
                                 THE AIM FUNDS
                              -------------------

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $ 0  ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                        50                                                  50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A- 3                            MCF--05/99

                              -------------------
                                 THE AIM FUNDS
                              -------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--05/99                            A- 4

                              -------------------
                                 THE AIM FUNDS
                              -------------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.
By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                              you do not hold physical share certificates; (4) you can
                              provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the New York Stock
                              Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.
SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                      A- 5                            MCF--05/99

                              -------------------
                                 THE AIM FUNDS
                              -------------------

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

MCF--05/99                            A- 6

                              -------------------
                                 THE AIM FUNDS
                              -------------------

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF
 INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                      A- 7                            MCF--05/99

                              -------------------
                                 THE AIM FUNDS
                              -------------------

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--05/99                            A- 8

                            ------------------------
                             AIM GLOBAL TRENDS FUND
                            ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC, 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

 AIM Global Trends Fund
 SEC 1940 Act file number: 811-7787



[AIM LOGO APPEARS HERE]    www.aimfunds.com  GTR-PRO-1    INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        AIM GLOBAL TRENDS FUND
        ------------------------------------------------------------------------

        Advisor Class
        AIM Global Trends Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        MAY 3, 1999

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       The Advisor Class is closed to new
                                       investors.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

[AIM LOGO APPEARS HERE]                                 INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                         2
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        3
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           3

Performance Table                              3

FEE TABLE AND EXPENSE EXAMPLE                  4
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      4

Expense Example                                4

FUND MANAGEMENT                                5
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    5

Advisor Compensation                           5

Portfolio Managers                             5

OTHER INFORMATION                              5
- - - - - - - - - - - - - - - - - - - - - - - - -

Dividends and Distributions                    5

FINANCIAL HIGHLIGHTS                           6
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                            A-1

Redeeming Shares                             A-2

Exchanging Shares                            A-3

Pricing of Shares                            A-4

Taxes                                        A-4

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

THE FUND

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing, normally, substantially all of its assets in the following "theme funds": AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, and AIM Global Telecommunications Fund.

  The advisor allocates the fund's assets among the theme funds according to the industry weighting of the companies composing the Morgan Stanley Capital International (MSCI) All Country World Index, which is a broad unmanaged index of global stock prices in 38 industry sectors. After assessing which theme funds can invest, as part of their primary focus, in each of these industries, the advisor invests the fund's assets in the theme funds based upon the percentage weight assigned to each industry. Because this weighting changes over time, the advisor rebalances the fund's assets at least semi-annually. In addition, the advisor invests money in, and satisfies redemption requests by redeeming shares of, each theme fund according to the MSCI weighting as of the last business day of the preceding month.

  As of April 1, 1999, the fund's assets were allocated as follows:

Consumer Products and Services Fund      31.25%
Financial Services Fund                  20.06%
Health Care Fund                         11.09%
Infrastructure Fund                      15.91%
Resources Fund                            9.70%
Telecommunications Fund                  12.00%

  For cash management purposes, the fund may hold all or a portion of its assets in cash or money market instruments. As a result, the fund may not achieve its investment objective.

  If the fund's Board of Trustees determines that it is in the best interests of the fund and its shareholders, the fund may redeem its investment in the theme funds.

THE THEME FUNDS

The investment objective of each theme fund is long-term growth of capital.

  The theme fund considers a company to be in a particular industry if it (1) derives at least 50% of either its revenues or earnings from activities related to that industry; or (2) devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year.

  AIM Global Consumer Products and Services Fund invests all of its investable assets in the Global Consumer Products and Services Portfolio, which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign consumer products and services companies, which include companies that manufacture, market, retail, or distribute consumer products and goods and services related to entertainment, publishing, sports, and media, or that supply goods and services to such companies.

  AIM Global Resources Fund invests all of its investable assets in the Global Resources Portfolio, which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign natural resource companies, which include companies that own, explore, or develop natural resources and other basic commodities (such as foodstuffs) or supply goods and services to such companies.

  AIM Global Infrastructure Fund invests all of its investable assets in the Global Infrastructure Portfolio, which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign infrastructure companies, which include companies that design, develop, or provide products and services significant to a country's infrastructure, such as transportation systems, communications equipment and services, and energy sources.

  AIM Global Financial Services Fund invests all of its investable assets in the Global Financial Services Portfolio, which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign financial services companies, which include commercial banks, insurance brokerages, securities brokerages, investment banks, leasing companies, and real estate-related companies.

  AIM Global Health Care Fund normally invests at least 65% of its total assets in equity securities of domestic and foreign health care companies, which include companies that design, manufacture, or sell products or services used for or in connection with health care or medicine.

  AIM Global Telecommunications Fund normally invests at least 65% of its total assets in equity securities of domestic and foreign telecommunications companies, which include companies that develop, manufacture, or sell communications services and equipment, computer and electronic components and equipment, mobile communications, and broadcasting.

  Starting June 1, 1999, the AIM Global Telecommunications Fund's name will be changed to "AIM Global Telecommunications and Technology Fund" to reflect better its principal strategies. The fund seeks to meet its objective by investing at least 65% of its total assets in equity securities of domestic and foreign telecommunications and technology companies. Such companies include those that develop, manufacture, or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications and broadcasting.

  The remainder of each theme fund's assets may be invested in debt securities issued by companies in the theme fund's respective industry and/or equity and debt securities of companies outside of the industry that the theme fund's portfolio managers believe stand to benefit from developments in that industry.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, a theme fund may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currency or multinational currency

                             AIM GLOBAL TRENDS FUND

--------------------------------------------------------------------------------

units), money market instruments, or high-quality debt securities. As a result, the theme fund may not achieve its investment objective.

  Each theme fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a theme fund or portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

  If a theme fund's Board of Trustees determines that it is in the best interests of the fund and its shareholders, that theme fund may redeem its investment in its portfolio.

Principal Risks of Investing in the Fund
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the theme funds invest. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

  Because each theme fund focuses its investments in a particular industry, an investment in a theme fund may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. The value of the shares of each theme fund will be especially susceptible to factors affecting the industry in which it focuses. In particular, each of the industries is subject to governmental regulation that may have a material effect on the products and services offered by companies in that industry.

  Foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or tax policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are not able to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers that they are taking similar steps. Year 2000 problems may also affect issuers of securities in which the theme funds invest.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Advisor Class shares.

                                    [GRAPH]

                                                   Annual
Year Ended                                         Total
December 31                                        Return
-----------                                        ------
1998 ............................................. 9.80%

  During the period shown in the bar chart, the highest quarterly return was 19.57% (quarter ended December 31, 1998) and the lowest quarterly return was -17.76% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                      SINCE      INCEPTION
December 31, 1998)              1 YEAR    INCEPTION       DATE
-------------------------------------------------------------------
Advisor Class                   9.80%      5.40%        09/15/97
MSCI All Country World
 Index(1)                      21.72      17.12(2)      08/31/97(2)
-------------------------------------------------------------------


(1) The MSCI All Country World Index measures the performance of securities listed on the major world stock exchanges of 48 countries, including both developed and emerging countries.
(2) The average annual total return given is since the date closest to the inception date of the Advisor class.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                  ADVISOR CLASS
---------------------------------------------------
Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                       None
Maximum Deferred
 Sales Charge (Load)
 (as a percentage of original
 purchase price or redemption
 proceeds, whichever is less)          None
---------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                 ADVISOR CLASS
---------------------------------------------------
Management Fees                       None
Distribution and/or
 Service (12b-1) Fees                 None
Other Expenses(1)                     None
Total Annual Fund Operating
 Expenses                             None
---------------------------------------------------

(1) "Other expenses," including transfer agency, legal and audit fees, and other operating expenses, are borne by the fund's advisor.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------
Advisor Class   $148     $459      $792      $1,735
----------------------------------------------------

  In addition to the annual fund operating expenses shown above, the fund, as a shareholder in the theme funds, indirectly bears its pro rata share of the fees and expenses incurred by those funds. As a result, the investment returns of the fund reflect the expenses of the theme funds in which it holds shares. Because the fund invests only in Advisor Class shares of the theme funds, it pays no sales charge or 12b-1 distribution or service fees in connection with these investments. The following table shows the expense ratios applicable to Advisor Class shares of the theme funds for their fiscal years ended October 31, 1998.

                                       EXPENSE RATIO OF
THEME FUND                          ADVISOR CLASS SHARES(1)
--------------------------------------------------------------------
Consumer Products and Services Fund           1.45%
Financial Services Fund                       1.49%
Health Care Fund                              1.34%
Infrastructure Fund                           1.50%
Resources Fund                                1.50%
Telecommunications Fund                       1.38%
--------------------------------------------------------------------

(1) The theme funds' advisor has contractually agreed to limit each theme fund's net expenses.

  The following table shows the aggregate expense ratio of each class of the fund based on a weighted average of the expense ratios of Advisor Class shares of the theme funds in which the fund was invested as of October 31, 1998, plus the fund's total operating expenses. These percentages do not necessarily reflect the current allocation of the fund's assets to the theme funds.

AIM GLOBAL TRENDS FUND (INCLUDING THE
FUND'S INDIRECT PRO RATA SHARE OF THE      AGGREGATE
EXPENSES OF THE THEME FUNDS)             EXPENSE RATIO
------------------------------------------------------------
Advisor Class                                 1.45%
------------------------------------------------------------

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) is responsible for the day-to-day management of AIM Global Trends Fund. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and ensures that the fund's assets are invested in the underlying theme funds according to the formula and predetermined percentages described in the "Investment Objective and Strategies" section of this prospectus.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor receives no compensation for the services it provides to the fund.

PORTFOLIO MANAGERS

The fund is not actively managed and does not have a portfolio manager. The underlying theme funds are actively managed by teams of investment professionals.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                             ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------
                                                                                        SEPTEMBER 15,
                                                                                       (COMMENCEMENT OF
                                                                   YEAR ENDED           OPERATIONS) TO
                                                              DECEMBER 31, 1998(a)   DECEMBER 31, 1997(a)
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period                               $10.64                 $11.43
                                                                     ------                 ------
Income from investment operations:
  Net investment income (loss)                                         0.03                   0.01
  Net realized and unrealized gain (loss) on investments               1.00                  (0.31)
    Net increase (decrease) from investment operations                 1.03                  (0.30)
Distributions to shareholders:
  From net investment income                                          (0.08)                    --
  From net realized gain on investments                               (0.14)                    --
  In excess of net investment income                                     --                  (0.49)
                                                                     ------                 ------
    Total distributions                                               (0.22)                 (0.49)
                                                                     ------                 ------
Net asset value, end of period                                       $11.45                 $10.64
                                                                     ======                 ======
Total investment return                                                9.80%                 (2.51)%(b)
-----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (in 000's)                                 $  821                 $1,241
Ratio of net investment income (loss) to average net assets            0.28%                  0.15%(c)
Ratio of operating expenses to average net assets                      0.00%                  0.00%(c)
Portfolio turnover rate(d)                                               28%                     1%(c)
-----------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about Advisor Class shares of all the AIM Funds.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any of the AIM Funds, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

You may purchase shares using one of the options below.

PURCHASE OPTIONS

----------------------------------------------------------------------------------------------------------
                                        OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Must be submitted by your financial    Mail your check and the remittance
                                consultant.                            slip from your confirmation
                                                                       statement to the transfer agent.
                                                                       A I M Fund Services, Inc.
                                                                       P.O. Box 4739
                                                                       Houston, TX 77210-4739

By Wire                         Your financial consultant must mail    Call the transfer agent to receive
                                a completed account application to     a reference number. Then, use the
                                the transfer agent. You or your        wire instructions at left.
                                financial consultant may call the
                                transfer agent at (800) 959-4246 to
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A-1                            ADV--05/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET TIMING ACTIVITY.

REDEEMING SHARES

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial             Contact your financial consultant.
  Consultant

By Mail                         Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                executed stock power; and (4) signature guarantees, if
                                necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                resolutions or powers of attorney, if applicable.

By Telephone                    Call the transfer agent. You will be allowed to redeem by
                                telephone if (1) the proceeds are to be mailed to the
                                address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                                you do not hold physical share certificates; (4) you can
                                provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                                not previously declined the telephone redemption privilege.
                                The transfer agent must receive your call during the hours the New York Stock Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

ADV--05/99                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. You also may exchange Advisor Class shares for AIM Cash Reserve shares of AIM Money Market Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

- Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

  There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be

                                      A-3                            ADV--05/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

ADV--05/99                            A-4

                             AIM GLOBAL TRENDS FUND

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

---------------------------------------
 AIM Global Trends Fund--Advisor Class
 SEC 1940 Act file number: 811-7787
---------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    GTR-PRO-2   INVEST WITH DISCIPLINE
                                                        --Registered Trademark--